Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($) vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 1,257,401
Remainder of 2018	488,071
2019	570,030
2020	$ 199,300
Newbuildings
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels | vessel	4
Debt facility used to finance a portion of estimated fully built-up cost	$ 371,000
Number of vessels with secured financing | vessel	3
Consolidated LNG carrier newbuildings
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 494,083
Remainder of 2018	244,081
2019	250,002
2020	0
Consolidated LNG carrier newbuildings | Newbuildings
Unrecorded Unconditional Purchase Obligation [Line Items]
Remainder of 2018	244,100
2019	250,000
Equity-accounted joint ventures
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	763,318
Remainder of 2018	243,990
2019	320,028
2020	199,300
Debt facility used to finance a portion of estimated fully built-up cost	$ 724,000